Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Schedule of Rental Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 159	$ 151	$ 60
Operating Leases, Rent Expense, Sublease Rentals	(26)	(24)	(4)
Operating Leases, Rent Expense, Net	$ 133	$ 127	$ 56